CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net (loss) income	$ (4,413,553)	$ 7,365,308
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,812,776	2,836,042
Amortization of fair value adjustment	(725,031)	(245,231)
Equity loss (income) of unconsolidated joint ventures	102,939	(13,435)
Gain on sale of joint venture interests	0	(2,014,533)
Equity in gain on sale of real estate asset of unconsolidated joint ventures	(1,604,377)	0
Gain on revaluation of equity on business combinations	0	(10,927,042)
Distributions from unconsolidated real estate joint ventures	289,329	607,477
Share-based compensation attributable to director’s stock compensation plan	88,750	81,250
Changes in operating assets and liabilities:
Due to affiliates	(232,532)	367,353
Accounts receivable, prepaids and other assets	(1,006,554)	249,357
Accounts payable and other accrued liabilities	2,015,017	887,933
Net cash provided by (used in) operating activities	244,264	(2,048,484)
Cash flows from investing activities:
Restricted cash	(209,538)	(96,663)
Cash acquired in excess of acquisition of consolidated real estate investments	0	(12,417,078)
Additions to consolidated real estate investments	(20,773,995)	(1,289,149)
Proceeds from sale of joint venture interests	4,439,244	2,957,622
Investment in unconsolidated real estate joint ventures	0	(6,457)
Net cash used in investing activities	(16,544,289)	(10,851,725)
Cash flows from financing activities:
Distributions on common stock	(1,152,639)	(695,466)
Distributions to noncontrolling interests	(1,153,982)	(398,116)
Noncontrolling equity interest additions to consolidated real estate investments	1,040,100
Proceeds from notes payable	0	0
Repayment on notes payable	0	(3,834,578)
Borrowings (repayment) of mortgages payable	15,885,844	(239,434)
Borrowings from line of credit	1,159,805	11,935,830
Deferred financing fees	(205,286)	(123,618)
Issuance of common stock, net	1,019,230	8,895,956
Payments to redeem common stock	(98,425)	(271,772)
Net cash provided by financing activities	16,494,647	15,268,802
Net increase (decrease) in cash and cash equivalents	194,622	2,368,593
Cash and cash equivalents at beginning of period	2,789,163	420,570
Cash and cash equivalents at end of period	2,983,785	2,789,163
Supplemental Disclosure of Cash Flow Information - Interest Paid	933,487	209,585
Supplemental Disclosure of Noncash Transactions:
Distributions payable	143,463	129,656
Redemptions payable	0	23,125
Accrued offering costs	954,294	559,818
Distributions to common stockholders through common stock issuances pursuant to the distribution reinvestment plan including no amount and $49,556 declared but not yet reinvested in 2013 and 2012, respectively	441,269	454,712
Receivable for common stock issuances pursuant to the distribution reinvestment plan	0	(49,556)
Line of credit and extension fee	175,356	0
Reduction of line of credit balance in exchange for sale of joint venture equity interest	5,524,412	0
Net assets acquired	$ 0	$ 26,283,000